Share-Based Payments (Details) - Schedule of weighted average exercise prices - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule of weighted average exercise prices [Abstract]
Outstanding at beginning balance	$ 750	$ 500
Granted during the year	$ 250	$ 250
Vested during the year (in Shares)
Lapsed during the year (in Dollars)
Outstanding at end balance	$ 1,000	$ 750
Exercisable at end balance	$ 1,000	$ 750